OTHER RECEIVABLES (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Beginning of the year		¥ 2,984
Provision for expected credit loss, net		6,003
Disposal of PSTT		(8,987)
End of the year